UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05445

Name of Registrant:	Vanguard Fenway Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2021—March 31, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   March 31, 2022
Vanguard Equity Income Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	19
Liquidity Risk Management	21

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2022
	Beginning Account Value 9/30/2021	Ending Account Value 3/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Equity Income Fund
Investor Shares	$1,000.00	$1,099.00	$1.47
Admiral™ Shares	1,000.00	1,099.30	0.99
Based on Hypothetical 5% Yearly Return
Equity Income Fund
Investor Shares	$1,000.00	$1,023.54	$1.41
Admiral Shares	1,000.00	1,023.98	0.96
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.28% for Investor Shares and 0.19% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Equity Income Fund
Fund Allocation
As of March 31, 2022
Communication Services	3.7%
Consumer Discretionary	4.5
Consumer Staples	13.3
Energy	8.6
Financials	20.1
Health Care	17.2
Industrials	10.2
Information Technology	9.8
Materials	4.0
Real Estate	0.4
Utilities	8.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Equity Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (97.4%)
Communication Services (3.6%)
Comcast Corp. Class A	21,263,846	995,573
Verizon Communications Inc.	12,704,988	647,192
AT&T Inc.	5,793,373	136,897
Interpublic Group of Cos. Inc.	2,194,975	77,812
Omnicom Group Inc.	676,115	57,389
Lumen Technologies Inc.	1,862,630	20,992
		1,935,855
Consumer Discretionary (4.4%)
Home Depot Inc.	2,135,531	639,228
Lowe's Cos. Inc.	2,948,812	596,220
McDonald's Corp.	1,221,589	302,075
TJX Cos. Inc.	4,694,706	284,405
Target Corp.	948,914	201,379
H&R Block Inc.	3,246,073	84,528
Ford Motor Co.	4,070,533	68,833
Best Buy Co. Inc.	474,179	43,103
Whirlpool Corp.	171,704	29,667
Foot Locker Inc.	775,778	23,010
Macy's Inc.	698,662	17,019
Hanesbrands Inc.	889,897	13,251
Tapestry Inc.	354,464	13,168
Genuine Parts Co.	83,322	10,500
Garmin Ltd.	86,129	10,216
Ralph Lauren Corp. Class A	83,097	9,426
Newell Brands Inc.	320,369	6,859
		2,352,887
Consumer Staples (12.9%)
Procter & Gamble Co.	9,692,454	1,481,007
Philip Morris International Inc.	8,801,481	826,811
Mondelez International Inc. Class A	12,335,475	774,421
PepsiCo Inc.	3,821,686	639,674
Archer-Daniels-Midland Co.	5,971,498	538,987
Coca-Cola Co.	8,654,183	536,559
Kimberly-Clark Corp.	3,051,855	375,866
Unilever plc ADR	6,778,084	308,877
Walmart Inc.	1,625,005	241,996
Altria Group Inc.	4,386,690	229,205
Kellogg Co.	3,540,425	228,322
Kroger Co.	2,527,168	144,984
Hershey Co.	660,377	143,058
		Shares	Market Value• ($000)
	Tyson Foods Inc. Class A	1,513,850	135,686
	Colgate-Palmolive Co.	1,412,664	107,122
	Nestle SA ADR	774,125	100,714
	Bunge Ltd.	355,047	39,343
	General Mills Inc.	460,792	31,205
	Coca-Cola Europacific Partners plc	590,332	28,696
	Nu Skin Enterprises Inc. Class A	467,552	22,386
	Medifast Inc.	72,575	12,394
	Walgreens Boots Alliance Inc.	148,504	6,649
			6,953,962
Energy (8.4%)
	ConocoPhillips	10,260,700	1,026,070
	Pioneer Natural Resources Co.	3,002,965	750,831
	Chevron Corp.	3,117,858	507,681
[1]	TC Energy Corp.	7,455,253	420,485
	Coterra Energy Inc.	14,705,234	396,600
	Exxon Mobil Corp.	4,443,554	366,993
	Phillips 66	3,315,540	286,430
	EOG Resources Inc.	2,331,496	277,984
	Halliburton Co.	3,151,690	119,354
	Schlumberger NV	2,158,231	89,157
	Targa Resources Corp.	1,175,543	88,718
	Valero Energy Corp.	452,114	45,908
	Kinder Morgan Inc.	2,410,818	45,589
	APA Corp.	972,830	40,207
	Marathon Petroleum Corp.	389,636	33,314
	DT Midstream, Inc.	124,527	6,757
			4,502,078
Financials (19.6%)
	JPMorgan Chase & Co.	12,198,089	1,662,843
	Morgan Stanley	12,196,274	1,065,954
	Bank of America Corp.	25,134,111	1,036,028
	Chubb Ltd.	4,834,645	1,034,131
	MetLife Inc.	13,772,460	967,928
	BlackRock Inc.	658,544	503,240
	Truist Financial Corp.	8,271,351	468,986
	Progressive Corp.	4,026,445	458,974
	Royal Bank of Canada	3,587,959	395,030
	PNC Financial Services Group Inc.	2,115,412	390,188
	Wells Fargo & Co.	6,934,231	336,033
	M&T Bank Corp.	1,933,861	327,789
	Citigroup Inc.	4,131,082	220,600
	Ally Financial Inc.	2,568,633	111,684

Equity Income Fund
	Shares	Market Value• ($000)
Fidelity National Financial Inc.	2,095,106	102,325
Hartford Financial Services Group Inc.	1,383,990	99,384
First American Financial Corp.	1,477,253	95,755
Synchrony Financial	2,676,035	93,153
Aflac Inc.	1,419,362	91,393
Jefferies Financial Group Inc.	2,750,513	90,354
Unum Group	2,824,684	89,006
Regions Financial Corp.	3,881,527	86,403
KeyCorp.	3,088,721	69,126
Equitable Holdings Inc.	2,081,293	64,333
Discover Financial Services	560,708	61,784
Ameriprise Financial Inc.	204,220	61,339
Invesco Ltd.	2,653,825	61,197
OneMain Holdings Inc.	1,265,871	60,015
PacWest Bancorp	1,311,049	56,546
Goldman Sachs Group Inc.	164,457	54,287
Fifth Third Bancorp	1,230,962	52,981
US Bancorp	976,819	51,918
Comerica Inc.	512,751	46,368
Virtu Financial Inc. Class A	1,183,653	44,056
Citizens Financial Group Inc.	912,791	41,377
Carlyle Group Inc.	623,722	30,506
Travelers Cos. Inc.	119,263	21,793
Franklin Resources Inc.	431,508	12,048
American International Group Inc.	155,457	9,758
CME Group Inc.	40,339	9,595
State Street Corp.	107,263	9,345
		10,545,553
Health Care (16.8%)
Johnson & Johnson	10,633,497	1,884,575
Pfizer Inc.	27,728,776	1,435,519
Eli Lilly & Co.	3,781,391	1,082,877
Merck & Co. Inc.	11,325,680	929,272
UnitedHealth Group Inc.	1,182,522	603,051
Anthem Inc.	1,065,220	523,257
AstraZeneca plc ADR	5,745,471	381,154
Becton Dickinson and Co.	1,421,149	378,026
Baxter International Inc.	4,546,004	352,497
Medtronic plc	2,808,223	311,572
AbbVie Inc.	1,902,299	308,382
Roche Holding AG	641,331	253,750
CVS Health Corp.	1,945,635	196,918
Bristol-Myers Squibb Co.	2,618,701	191,244
Cardinal Health Inc.	1,579,135	89,537
Amgen Inc.	308,344	74,564
Gilead Sciences Inc.	481,051	28,598
		9,024,793
Industrials (10.0%)
General Dynamics Corp.	2,788,149	672,446
Johnson Controls International plc	8,896,252	583,327
Raytheon Technologies Corp.	5,360,579	531,073
Caterpillar Inc.	2,349,352	523,483
Eaton Corp. plc	3,373,894	512,022
L3Harris Technologies Inc.	1,624,259	403,580
		Shares	Market Value• ($000)
	Canadian National Railway Co.	2,663,120	357,241
	Northrop Grumman Corp.	746,320	333,769
	Honeywell International Inc.	1,109,086	215,806
	United Parcel Service Inc. Class B	937,374	201,029
	Emerson Electric Co.	1,714,670	168,124
	3M Co.	1,037,395	154,447
	Lockheed Martin Corp.	241,763	106,714
	Illinois Tool Works Inc.	508,821	106,547
	Cummins Inc.	486,180	99,720
	Nielsen Holdings plc	3,065,342	83,500
	Fastenal Co.	1,288,067	76,511
	Watsco Inc.	239,365	72,920
	Triton International Ltd.	805,040	56,498
	nVent Electric plc	1,481,212	51,517
	ManpowerGroup Inc.	404,538	37,994
	Snap-on Inc.	67,004	13,768
	ABM Industries Inc.	211,515	9,738
			5,371,774
Information Technology (9.5%)
	Cisco Systems Inc.	21,039,088	1,173,140
	Texas Instruments Inc.	4,498,349	825,357
	Broadcom Inc.	787,537	495,896
	Analog Devices Inc.	2,869,600	474,000
	TE Connectivity Ltd.	3,119,555	408,599
	Corning Inc.	9,823,235	362,576
	QUALCOMM Inc.	2,044,265	312,405
	International Business Machines Corp.	1,819,304	236,546
	Intel Corp.	4,445,803	220,334
	HP Inc.	4,600,219	166,988
	Fidelity National Information Services Inc.	1,554,800	156,133
	Automatic Data Processing Inc.	446,255	101,541
	Seagate Technology Holdings plc	1,060,528	95,341
	KLA Corp.	191,880	70,240
	Hewlett Packard Enterprise Co.	1,523,428	25,456
	Western Union Co.	1,236,984	23,181
			5,147,733
Materials (3.8%)
	LyondellBasell Industries NV Class A	4,676,729	480,861
	PPG Industries Inc.	3,139,033	411,433
	Celanese Corp. Class A	1,756,481	250,948
	Nucor Corp.	987,316	146,765
	Dow Inc.	2,003,806	127,682
	CF Industries Holdings Inc.	1,131,332	116,595
	Reliance Steel & Aluminum Co.	625,283	114,646
	Linde plc	332,719	106,280
	Steel Dynamics Inc.	1,267,292	105,730
[1]	Rio Tinto plc ADR	1,265,496	101,746
	Packaging Corp. of America	232,746	36,334
	Olin Corp.	462,139	24,161
	International Paper Co.	489,332	22,583
	Greif Inc. Class A	193,002	12,557
	Huntsman Corp.	299,404	11,231

Equity Income Fund
		Shares	Market Value• ($000)
	Westrock Co.	195,588	9,198
			2,078,750
Real Estate (0.4%)
	Crown Castle International Corp.	1,088,835	200,999
Utilities (8.0%)
	American Electric Power Co. Inc.	7,502,439	748,518
	Exelon Corp.	15,664,345	746,093
	Duke Energy Corp.	5,322,006	594,255
	Sempra Energy (XNYS)	3,347,749	562,824
	Dominion Energy Inc.	5,850,012	497,075
	DTE Energy Co.	1,814,189	239,854
	Constellation Energy Corp.	3,902,575	219,520
	AES Corp.	4,908,751	126,302
	NextEra Energy Inc.	1,333,733	112,980
	Evergy Inc.	1,641,871	112,205
	NiSource Inc.	2,801,192	89,078
	FirstEnergy Corp.	1,551,415	71,148
	WEC Energy Group Inc.	508,156	50,719
	NRG Energy Inc.	1,240,824	47,598
	IDACORP Inc.	332,462	38,353
	Southern Co.	160,365	11,628
	PPL Corp.	352,965	10,081
	Eversource Energy	107,430	9,474
	UGI Corp.	254,131	9,205
			4,296,910
Total Common Stocks (Cost $36,832,625)			52,411,294
Temporary Cash Investments (3.4%)
Money Market Fund (2.4%)
[2,3]	Vanguard Market Liquidity Fund, 0.312%	12,767,851	1,276,657
		Face Amount ($000)
Repurchase Agreements (0.7%)
	Goldman, Sachs & Co. 0.300%, 4/1/22 (Dated 3/31/22, Repurchase Value $43,300,000, collateralized by Ginnie Mae 3.000%–8.500%, 4/15/30–10/20/51, with a value of $44,166,000)	43,300	43,300
	Face Amount ($000)	Market Value• ($000)
NatWest Markets plc 0.300%, 4/1/22 (Dated 3/31/22, Repurchase Value $290,702,000, collateralized by U.S. Treasury Note/Bond 0.125%–2.500%, 4/30/22–10/31/28, with a value of $296,514,000)	290,700	290,700
Nomura International plc 0.270%, 4/1/22 (Dated 3/31/22, Repurchase Value $52,600,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%, 1/15/31–1/15/32, and U.S. Treasury Note/Bond 1.625%–3.750%, 8/15/41–11/15/50, with a value of $53,652,000)	52,600	52,600
		386,600
U.S. Government and Agency Obligations (0.3%)
United States Treasury Bill, 0.010%, 4/5/22	200,000	199,997
Total Temporary Cash Investments (Cost $1,863,082)		1,863,254
Total Investments (100.8%) (Cost $38,695,707)		54,274,548
Other Assets and Liabilities—Net (-0.8%)		(449,079)
Net Assets (100%)		53,825,469
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $407,834,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $440,668,000 was received for securities on loan.
ADR—American Depositary Receipt.

Equity Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	3,711	840,681	54,525

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $37,419,224)	52,997,891
Affiliated Issuers (Cost $1,276,483)	1,276,657
Total Investments in Securities	54,274,548
Investment in Vanguard	1,788
Cash Collateral Pledged—Futures Contracts	47,549
Receivables for Investment Securities Sold	32,750
Receivables for Accrued Income	90,977
Receivables for Capital Shares Issued	39,623
Total Assets	54,487,235
Liabilities
Foreign Currency Due to Custodian, at Value (Proceeds $5)	5
Due to Custodian	6,789
Payables for Investment Securities Purchased	54,670
Collateral for Securities on Loan	440,668
Payables to Investment Advisor	11,489
Payables for Capital Shares Redeemed	132,616
Payables to Vanguard	2,582
Variation Margin Payable—Futures Contracts	12,947
Total Liabilities	661,766
Net Assets	53,825,469
1 Includes $407,834 of securities on loan.
At March 31, 2022, net assets consisted of:

Paid-in Capital	36,867,861
Total Distributable Earnings (Loss)	16,957,608
Net Assets	53,825,469

Investor Shares—Net Assets
Applicable to 125,770,021 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,565,020
Net Asset Value Per Share—Investor Shares	$44.25

Admiral Shares—Net Assets
Applicable to 520,469,387 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	48,260,449
Net Asset Value Per Share—Admiral Shares	$92.72

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Dividends[1]	718,200
Interest[2]	669
Securities Lending—Net	151
Total Income	719,020
Expenses
Investment Advisory Fees—Note B
Basic Fee	20,343
Performance Adjustment	3,036
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,831
Management and Administrative—Admiral Shares	20,815
Marketing and Distribution—Investor Shares	263
Marketing and Distribution—Admiral Shares	1,347
Custodian Fees	126
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—Admiral Shares	276
Trustees’ Fees and Expenses	13
Other Expenses	8
Total Expenses	51,073
Net Investment Income	667,947
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,521,187
Futures Contracts	(39,372)
Foreign Currencies	9
Realized Net Gain (Loss)	1,481,824
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,602,701
Futures Contracts	86,358
Foreign Currencies	88
Change in Unrealized Appreciation (Depreciation)	2,689,147
Net Increase (Decrease) in Net Assets Resulting from Operations	4,838,918
1	Dividends are net of foreign withholding taxes of $2,875,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $504,000, ($19,000), $16,000, and ($10,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	667,947	1,168,906
Realized Net Gain (Loss)	1,481,824	2,715,655
Change in Unrealized Appreciation (Depreciation)	2,689,147	7,103,797
Net Increase (Decrease) in Net Assets Resulting from Operations	4,838,918	10,988,358
Distributions
Investor Shares	(344,394)	(138,888)
Admiral Shares	(2,948,588)	(1,066,361)
Total Distributions	(3,292,982)	(1,205,249)
Capital Share Transactions
Investor Shares	109,321	(398,046)
Admiral Shares	3,463,341	4,023,566
Net Increase (Decrease) from Capital Share Transactions	3,572,662	3,625,520
Total Increase (Decrease)	5,118,598	13,408,629
Net Assets
Beginning of Period	48,706,871	35,298,242
End of Period	53,825,469	48,706,871

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$42.95	$33.75	$36.51	$37.98	$35.64	$31.69
Investment Operations
Net Investment Income[1]	.549	1.041	1.000	1.002	.965	.908
Net Realized and Unrealized Gain (Loss) on Investments	3.603	9.232	(2.067)	.972	2.764	4.292
Total from Investment Operations	4.152	10.273	(1.067)	1.974	3.729	5.200
Distributions
Dividends from Net Investment Income	(.555)	(1.012)	(1.034)	(.997)	(.943)	(.912)
Distributions from Realized Capital Gains	(2.297)	(.061)	(.659)	(2.447)	(.446)	(.338)
Total Distributions	(2.852)	(1.073)	(1.693)	(3.444)	(1.389)	(1.250)
Net Asset Value, End of Period	$44.25	$42.95	$33.75	$36.51	$37.98	$35.64
Total Return[2]	9.90%	30.66%	-2.87%	6.43%	10.58%	16.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,565	$5,285	$4,482	$5,478	$5,751	$6,002
Ratio of Total Expenses to Average Net Assets[3]	0.28%	0.28%	0.28%	0.27%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.42%	2.56%	2.89%	2.84%	2.60%	2.70%
Portfolio Turnover Rate	17%	29%	35%	32%	37%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, 0.01%, (0.00%), and (0.01%).

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$90.01	$70.73	$76.52	$79.61	$74.69	$66.43
Investment Operations
Net Investment Income[1]	1.194	2.262	2.159	2.167	2.099	1.968
Net Realized and Unrealized Gain (Loss) on Investments	7.536	19.342	(4.331)	2.028	5.806	8.977
Total from Investment Operations	8.730	21.604	(2.172)	4.195	7.905	10.945
Distributions
Dividends from Net Investment Income	(1.206)	(2.196)	(2.236)	(2.156)	(2.048)	(1.977)
Distributions from Realized Capital Gains	(4.814)	(.128)	(1.382)	(5.129)	(.937)	(.708)
Total Distributions	(6.020)	(2.324)	(3.618)	(7.285)	(2.985)	(2.685)
Net Asset Value, End of Period	$92.72	$90.01	$70.73	$76.52	$79.61	$74.69
Total Return[2]	9.93%	30.77%	-2.77%	6.51%	10.70%	16.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,260	$43,422	$30,816	$30,972	$27,625	$23,373
Ratio of Total Expenses to Average Net Assets[3]	0.19%	0.19%	0.19%	0.18%	0.18%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.51%	2.64%	2.98%	2.93%	2.69%	2.79%
Portfolio Turnover Rate	17%	29%	35%	32%	37%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, 0.01%, (0.00%), and (0.01%).

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Notes to Financial Statements
Vanguard Equity Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the

Equity Income Fund
counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide

Equity Income Fund
that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Equity Income Fund
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on performance relative to the FTSE High Dividend Yield Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $748,000 for the six months ended March 31, 2022.
For the six months ended March 31, 2022, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.08% of the fund’s average net assets, before a net increase of $3,036,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2022, the fund had contributed to Vanguard capital in the amount of $1,788,000, representing less than 0.01% of the fund’s net assets and 0.72% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Equity Income Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	52,157,544	253,750	—	52,411,294
Temporary Cash Investments	1,276,657	586,597	—	1,863,254
Total	53,434,201	840,347	—	54,274,548
Derivative Financial Instruments
Assets
Futures Contracts[1]	54,525	—	—	54,525
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	38,720,190
Gross Unrealized Appreciation	15,960,214
Gross Unrealized Depreciation	(351,331)
Net Unrealized Appreciation (Depreciation)	15,608,883
F.	During the six months ended March 31, 2022, the fund purchased $9,473,856,000 of investment securities and sold $8,777,147,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2022, such purchases were $90,639,000 and sales were $9,760,000, resulting in net realized gain of $577,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Equity Income Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	425,139	9,610	905,414	22,254
Issued in Lieu of Cash Distributions	318,178	7,404	127,115	3,134
Redeemed	(633,996)	(14,303)	(1,430,575)	(35,121)
Net Increase (Decrease)—Investor Shares	109,321	2,711	(398,046)	(9,733)
Admiral Shares
Issued	4,639,535	49,980	9,053,463	106,583
Issued in Lieu of Cash Distributions	2,599,126	28,861	918,531	10,777
Redeemed	(3,775,320)	(40,796)	(5,948,428)	(70,619)
Net Increase (Decrease)—Admiral Shares	3,463,341	38,045	4,023,566	46,741
H.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Equity Income Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management) and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Wellington Management. Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Using fundamental research, Wellington Management seeks to build a portfolio with an above-market yield, superior growth rate, and attractive valuation. Although every company purchased for the portfolio will pay a dividend, the goal is to build a portfolio with an above-market yield in aggregate, allowing for individual companies with below-market yields. Normalized earnings, normalized price-to-earnings ratios, and improving returns on capital are key to the research process. The board also noted that the portfolio manager of the fund has more than three decades of investment industry experience. The firm has managed a portion of the fund since 2000.
Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 2003.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase. The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fenway Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Equity Income Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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Q652 052022

Semiannual Report   |   March 31, 2022
Vanguard PRIMECAP Core Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	15
Liquidity Risk Management	17

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2022
PRIMECAP Core Fund	Beginning Account Value 9/30/2021	Ending Account Value 3/31/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,023.60	$2.32
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.64	2.32
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.46%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

PRIMECAP Core Fund
Fund Allocation
As of March 31, 2022
Communication Services	6.4%
Consumer Discretionary	11.4
Consumer Staples	0.7
Energy	3.0
Financials	10.3
Health Care	25.7
Industrials	15.4
Information Technology	25.1
Materials	1.9
Real Estate	0.1
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

PRIMECAP Core Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.6%)
Communication Services (6.2%)
*	Alphabet Inc. Class A	91,010	253,131
*	Alphabet Inc. Class C	70,087	195,752
*	T-Mobile US Inc.	491,167	63,041
*	Walt Disney Co.	401,035	55,006
	Activision Blizzard Inc.	598,600	47,954
*	Meta Platforms Inc. Class A	149,200	33,176
	Nintendo Co. Ltd.	50,750	25,617
*	Charter Communications Inc. Class A	41,450	22,612
	Electronic Arts Inc.	154,850	19,590
	Comcast Corp. Class A	178,538	8,359
*	Altice USA Inc. Class A	568,000	7,088
			731,326
Consumer Discretionary (10.9%)
	Sony Group Corp. ADR	1,844,900	189,490
*	Mattel Inc.	6,088,471	135,225
	Whirlpool Corp.	713,974	123,360
*	CarMax Inc.	1,240,300	119,664
	TJX Cos. Inc.	1,604,600	97,207
	Ross Stores Inc.	1,052,680	95,225
*	Alibaba Group Holding Ltd. ADR	832,400	90,565
*	Tesla Inc.	79,800	85,992
*	Dollar Tree Inc.	347,200	55,604
*	Amazon.com Inc.	12,475	40,668
	Newell Brands Inc.	1,675,000	35,862
*	Royal Caribbean Cruises Ltd.	389,100	32,599
*	Marriott International Inc. Class A	184,290	32,389
*	Carnival Corp.	1,432,100	28,957
	Bath & Body Works Inc.	584,300	27,930
*	Capri Holdings Ltd.	454,000	23,331
*	Victoria's Secret & Co.	439,933	22,595
	McDonald's Corp.	53,000	13,106
*	Burlington Stores Inc.	62,500	11,386
*	Leslie's Inc.	511,100	9,895
	Restaurant Brands International Inc.	151,200	8,829
	Lowe's Cos. Inc.	35,000	7,077
	MGM Resorts International	95,000	3,984
*	Las Vegas Sands Corp.	79,600	3,094
*	O'Reilly Automotive Inc.	4,300	2,945
*	AutoZone Inc.	1,055	2,157
		Shares	Market Value• ($000)
*	Hilton Worldwide Holdings Inc.	13,800	2,094
*	Norwegian Cruise Line Holdings Ltd.	68,440	1,497
			1,302,727
Consumer Staples (0.7%)
*	BJ's Wholesale Club Holdings Inc.	306,600	20,729
	Sysco Corp.	231,500	18,902
	Tyson Foods Inc. Class A	187,700	16,824
	Altria Group Inc.	248,924	13,006
	Mowi ASA	157,000	4,229
	Philip Morris International Inc.	15,500	1,456
	Kroger Co.	25,000	1,434
	Constellation Brands Inc. Class A	4,400	1,014
			77,594
Energy (2.9%)
	Pioneer Natural Resources Co.	679,173	169,814
	EOG Resources Inc.	333,221	39,730
	Valero Energy Corp.	311,900	31,670
	Cameco Corp.	962,800	28,017
	Coterra Energy Inc.	1,037,050	27,969
	Hess Corp.	228,000	24,405
*	Southwestern Energy Co.	2,000,000	14,340
*	Transocean Ltd. (XNYS)	1,237,200	5,654
	Schlumberger NV	47,700	1,971
*	TechnipFMC plc	197,500	1,531
*	Technip Energies NV	7,820	95
			345,196
Financials (9.8%)
	Wells Fargo & Co.	4,128,300	200,057
	JPMorgan Chase & Co.	1,391,466	189,685
	Raymond James Financial Inc.	1,624,925	178,596
	Northern Trust Corp.	1,107,650	128,986
	Charles Schwab Corp.	1,274,654	107,466
	Goldman Sachs Group Inc.	308,200	101,737
	Discover Financial Services	547,281	60,305
	Evercore Inc. Class A	398,800	44,394
	Marsh & McLennan Cos. Inc.	220,612	37,597
	Bank of America Corp.	894,059	36,853
	US Bancorp	633,300	33,660
4

PRIMECAP Core Fund
		Shares	Market Value• ($000)
	CME Group Inc.	80,450	19,136
	Progressive Corp.	138,400	15,776
	Morgan Stanley	171,400	14,980
			1,169,228
Health Care (24.5%)
	Eli Lilly & Co.	2,291,412	656,192
	AstraZeneca plc ADR	5,658,490	375,384
	Amgen Inc.	1,460,600	353,202
*	Biogen Inc.	1,170,807	246,572
	Thermo Fisher Scientific Inc.	398,590	235,427
	Novartis AG ADR	1,744,860	153,111
	Bristol-Myers Squibb Co.	1,866,710	136,326
*	Boston Scientific Corp.	2,988,230	132,349
*	Elanco Animal Health Inc. (XNYS)	4,366,091	113,911
	Roche Holding AG	220,493	87,241
	Zimmer Biomet Holdings Inc.	551,950	70,594
	CVS Health Corp.	663,980	67,201
*	LivaNova plc	727,940	59,567
	Abbott Laboratories	332,870	39,399
	Agilent Technologies Inc.	262,390	34,722
*	Illumina Inc.	98,800	34,521
*	BioMarin Pharmaceutical Inc.	288,770	22,264
[1]	Siemens Healthineers AG	358,975	22,246
*	IQVIA Holdings Inc.	87,722	20,282
	Stryker Corp.	55,820	14,924
	Alcon Inc.	125,260	9,937
	Humana Inc.	17,844	7,765
	Sanofi ADR	135,300	6,946
	Medtronic plc	59,600	6,613
	Danaher Corp.	19,140	5,614
	UnitedHealth Group Inc.	8,489	4,329
*	Waters Corp.	10,431	3,238
	Zimvie Inc.	49,895	1,140
	Cerner Corp.	10,000	936
			2,921,953
Industrials (14.7%)
*	Southwest Airlines Co.	6,783,469	310,683
	AECOM	2,810,300	215,859
	Siemens AG (Registered)	1,542,528	213,590
	FedEx Corp.	836,400	193,535
	Jacobs Engineering Group Inc.	955,405	131,664
	United Parcel Service Inc. Class B	502,200	107,702
*	Airbus SE	661,789	79,857
*	United Airlines Holdings Inc.	1,466,100	67,968
*	TransDigm Group Inc.	81,850	53,328
*	Delta Air Lines Inc.	1,112,510	44,022
	Union Pacific Corp.	159,400	43,550
	Textron Inc.	582,030	43,291
	Caterpillar Inc.	188,400	41,979
*	American Airlines Group Inc.	2,199,000	40,132
	General Dynamics Corp.	156,800	37,817
	Carrier Global Corp.	462,500	21,215
*	XPO Logistics Inc.	245,100	17,843
*	GXO Logistics Inc.	240,600	17,164
	Deere & Co.	40,890	16,988
	Otis Worldwide Corp.	180,500	13,889
	CSX Corp.	339,000	12,696
	L3Harris Technologies Inc.	34,000	8,448
		Shares	Market Value• ($000)
	Science Applications International Corp.	80,000	7,374
	Rockwell Automation Inc.	25,650	7,183
	Pentair plc	87,100	4,722
	Old Dominion Freight Line Inc.	4,500	1,344
			1,753,843
Information Technology (24.0%)
	Microsoft Corp.	1,211,950	373,656
	Texas Instruments Inc.	1,521,400	279,146
	Intel Corp.	5,152,270	255,347
	KLA Corp.	656,200	240,209
*	Flex Ltd.	8,284,800	153,683
	Applied Materials Inc.	1,088,500	143,464
	Micron Technology Inc.	1,718,600	133,862
	Hewlett Packard Enterprise Co.	6,562,198	109,654
	HP Inc.	2,693,423	97,771
	ASML Holding NV GDR (Registered)	143,000	95,514
	Intuit Inc.	181,550	87,297
	QUALCOMM Inc.	565,280	86,386
[2]	Telefonaktiebolaget LM Ericsson ADR	8,854,045	80,926
	Visa Inc. Class A	353,100	78,307
	Analog Devices Inc.	460,000	75,983
*	Adobe Inc.	159,100	72,489
	NetApp Inc.	767,000	63,661
	Apple Inc.	345,000	60,240
	Oracle Corp.	684,300	56,612
	Cisco Systems Inc.	937,100	52,253
	Corning Inc.	1,035,200	38,209
*	WEX Inc.	192,080	34,277
	Fidelity National Information Services Inc.	303,300	30,457
*	Keysight Technologies Inc.	179,900	28,419
*	PayPal Holdings Inc.	243,650	28,178
	Mastercard Inc. Class A	52,900	18,905
	NVIDIA Corp.	69,200	18,882
	Jabil Inc.	285,000	17,593
	Teradyne Inc.	145,540	17,207
*	Western Digital Corp.	272,900	13,550
*	BlackBerry Ltd.	1,276,500	9,523
*	Ciena Corp.	57,000	3,456
			2,855,116
Materials (1.8%)
	Albemarle Corp.	380,465	84,140
	Glencore plc	7,826,481	50,925
	DuPont de Nemours Inc.	341,300	25,113
	Freeport-McMoRan Inc.	367,200	18,265
	Corteva Inc.	285,193	16,393
	Dow Inc.	238,000	15,165
	Linde plc	8,300	2,651
	Greif Inc. Class B	28,000	1,785
			214,437
Real Estate (0.1%)
	American Homes 4 Rent Class A	222,000	8,887
Total Common Stocks (Cost $4,875,821)			11,380,307

5

PRIMECAP Core Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (4.7%)
Money Market Fund (4.7%)
[3,4]	Vanguard Market Liquidity Fund, 0.312% (Cost $560,785)	5,609,189	560,863
Total Investments (100.3%) (Cost $5,436,606)			11,941,170
Other Assets and Liabilities—Net (-0.3%)			(32,530)
Net Assets (100%)			11,908,640
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $22,246,000, representing 0.2% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,162,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $33,000,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
6

PRIMECAP Core Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,875,821)	11,380,307
Affiliated Issuers (Cost $560,785)	560,863
Total Investments in Securities	11,941,170
Investment in Vanguard	399
Receivables for Investment Securities Sold	908
Receivables for Accrued Income	11,398
Receivables for Capital Shares Issued	1,418
Total Assets	11,955,293
Liabilities
Payables for Investment Securities Purchased	1,068
Collateral for Securities on Loan	33,000
Payables to Investment Advisor	9,075
Payables for Capital Shares Redeemed	2,728
Payables to Vanguard	782
Total Liabilities	46,653
Net Assets	11,908,640
1 Includes $30,162 of securities on loan.
At March 31, 2022, net assets consisted of:

Paid-in Capital	4,852,412
Total Distributable Earnings (Loss)	7,056,228
Net Assets	11,908,640

Net Assets
Applicable to 369,280,158 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,908,640
Net Asset Value Per Share	$32.25

See accompanying Notes, which are an integral part of the Financial Statements.
7

PRIMECAP Core Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Dividends[1]	86,276
Interest[2]	268
Securities Lending—Net	24
Total Income	86,568
Expenses
Investment Advisory Fees—Note B	18,591
The Vanguard Group—Note C
Management and Administrative	8,159
Marketing and Distribution	470
Custodian Fees	450
Shareholders’ Reports	35
Trustees’ Fees and Expenses	3
Other Expenses	8
Total Expenses	27,716
Net Investment Income	58,852
Realized Net Gain (Loss)
Investment Securities Sold[2]	527,344
Foreign Currencies	45
Realized Net Gain (Loss)	527,389
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(303,157)
Foreign Currencies	(63)
Change in Unrealized Appreciation (Depreciation)	(303,220)
Net Increase (Decrease) in Net Assets Resulting from Operations	283,021
1	Dividends are net of foreign withholding taxes of $2,749,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $268,000, ($20,000), $10,000, and ($17,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

PRIMECAP Core Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	58,852	87,492
Realized Net Gain (Loss)	527,389	888,632
Change in Unrealized Appreciation (Depreciation)	(303,220)	2,245,908
Net Increase (Decrease) in Net Assets Resulting from Operations	283,021	3,222,032
Distributions
Total Distributions	(814,697)	(791,131)
Capital Share Transactions
Issued	397,490	1,427,812
Issued in Lieu of Cash Distributions	650,830	655,544
Redeemed	(663,556)	(2,140,054)
Net Increase (Decrease) from Capital Share Transactions	384,764	(56,698)
Total Increase (Decrease)	(146,912)	2,374,203
Net Assets
Beginning of Period	12,055,552	9,681,349
End of Period	11,908,640	12,055,552

See accompanying Notes, which are an integral part of the Financial Statements.
9

PRIMECAP Core Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$33.78	$27.08	$27.08	$29.92	$26.33	$22.55
Investment Operations
Net Investment Income[1]	.162	.243	.398	.391	.314	.304
Net Realized and Unrealized Gain (Loss) on Investments	.625	8.746	1.553	(1.020)	4.379	4.701
Total from Investment Operations	.787	8.989	1.951	(.629)	4.693	5.005
Distributions
Dividends from Net Investment Income	(.236)	(.357)	(.388)	(.322)	(.287)	(.278)
Distributions from Realized Capital Gains	(2.081)	(1.932)	(1.563)	(1.889)	(.816)	(.947)
Total Distributions	(2.317)	(2.289)	(1.951)	(2.211)	(1.103)	(1.225)
Net Asset Value, End of Period	$32.25	$33.78	$27.08	$27.08	$29.92	$26.33
Total Return[2]	2.36%	34.71%	7.02%	-1.06%	18.27%	23.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,909	$12,056	$9,681	$10,655	$11,654	$10,224
Ratio of Total Expenses to Average Net Assets	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of Net Investment Income to Average Net Assets	0.92%	0.76%	1.52%	1.48%	1.13%	1.27%
Portfolio Turnover Rate	4%	8%	8%	7%	9%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
10

PRIMECAP Core Fund
Notes to Financial Statements
Vanguard PRIMECAP Core Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more
11

PRIMECAP Core Fund
or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
12

PRIMECAP Core Fund
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2022, the investment advisory fee represented an effective annual basic rate of 0.31% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2022, the fund had contributed to Vanguard capital in the amount of $399,000, representing less than 0.01% of the fund’s net assets and 0.16% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,896,507	483,800	—	11,380,307
Temporary Cash Investments	560,863	—	—	560,863
Total	11,457,370	483,800	—	11,941,170
13

PRIMECAP Core Fund
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,437,513
Gross Unrealized Appreciation	6,720,960
Gross Unrealized Depreciation	(217,303)
Net Unrealized Appreciation (Depreciation)	6,503,657
F.	During the six months ended March 31, 2022, the fund purchased $417,229,000 of investment securities and sold $851,240,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	Shares (000)	Shares (000)
Issued	11,882	43,207
Issued in Lieu of Cash Distributions	20,256	22,897
Redeemed	(19,732)	(66,768)
Net Increase (Decrease) in Shares Outstanding	12,406	(664)
H.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.
14

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard PRIMECAP Core Fund has renewed the fund’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP, founded in 1983, is recognized for its long-term approach to equity investing. The portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term time horizon. PRIMECAP has managed the fund since its inception in 2004.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
15

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
16

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fenway Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard PRIMECAP Core Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
17

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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All rights reserved.
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Q12202 052022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2022

VANGUARD FENWAY FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 19, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.